Consolidated Statements of Change in Shareholders' Equity		Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class A [Member] HKD ($) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] HKD ($) shares	Common Stock [Member] USD ($) shares	Common Stock [Member] HKD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] HKD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] HKD ($)	USD ($)	HKD ($)
Balance at Dec. 31, 2022							$ 15,826		$ 138,662,858		$ (2,345,115)		$ 136,333,569
Balance, shares at Dec. 31, 2022 | shares	[1]					5,064,050	5,064,050
Net loss											(483,812)		(483,812)
Dividend distribution											(1,581,900)		(1,581,900)
Balance at Dec. 31, 2023							$ 15,826		138,662,858		(4,410,827)		134,267,857
Balance, shares at Dec. 31, 2023 | shares	[1]					5,064,050	5,064,050
Net loss											(4,729,852)		(4,729,852)
Re-designation of ordinary shares into Class A and Class B ordinary shares			$ 12,701		$ 3,125		$ (15,826)
Re-designation of ordinary shares into Class A and Class B ordinary shares, shares | shares	[1]	4,064,050	4,064,050	1,000,000	1,000,000	(5,064,050)	(5,064,050)
Balance at Dec. 31, 2024			$ 12,701		$ 3,125				138,662,858		(9,140,679)		129,538,005
Balance, shares at Dec. 31, 2024 | shares	[1]	4,064,050	4,064,050	1,000,000	1,000,000
Net loss											(8,308,660)	$ (1,067,497)	(8,308,660)
Balance at Dec. 31, 2025		$ 1,631	$ 12,701	$ 402	$ 3,125			$ 17,815,433	$ 138,662,858	$ (2,241,895)	$ (17,449,339)	$ 15,575,571	$ 121,229,345
Balance, shares at Dec. 31, 2025 | shares	[1]	4,064,050	4,064,050	1,000,000	1,000,000

[1]	Giving retroactive effect to the share split at a ratio of 4:1 effected on February 6, 2025.